amounts of actuarial obligation of defined benefit plans not covered and defined benefit plans partially or totally covered (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined benefit plans uninsured	R$ 613,101	R$ 759,370	R$ 815,929
Defined benefit plans partially or totally covered	R$ 31,014,727	R$ 33,840,073	R$ 33,493,360